General information and significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Basis of accounting
Basis of accounting
The consolidated financial statements incorporate the financial statements of Scorpio Tankers Inc. and its subsidiaries. The consolidated financial statements have been presented in United States dollars, or USD or $, which is the functional currency of Scorpio Tankers Inc. and all its subsidiaries, and have been authorized for issue by the Board of Directors on March 19, 2026. The consolidated financial statements have been prepared in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (“IFRS Accounting Standards”).
All inter-company transactions, balances, income and expenses were eliminated on consolidation.

Going concern
Going concern
The financial statements have been prepared in accordance with the going concern basis of accounting as described further in the “Liquidity risk” section of Note 24.
Liquidity risk is the risk that an entity will encounter difficulty in raising funds to meet commitments associated with financial instruments. We manage liquidity risk by maintaining adequate reserves and borrowing facilities and by continuously monitoring forecast and actual cash flows. Liquidity risks can manifest themselves when economic conditions deteriorate or when we have significant maturities of our financial instruments.
Our revenues are earned via the seaborne transportation of crude oil and refined petroleum products in the international shipping markets. We have benefited from a cyclical uptrend in the product tanker market over the past three years. The cash flows generated during these years have enabled us to accumulate liquidity, repay debt and deleverage our balance sheet. The focus on deleveraging our balance sheet has resulted in a reduction in our forward debt service requirements of principal and interest thus positioning us to generate cash if market conditions weaken.
At December 31, 2025, we had $752.0 million in cash and cash equivalents, $783.9 million available under our existing revolving lines of credit (see Notes 14 and 25). In February 2026, we repaid the outstanding lease obligation of $18.9 million on the sale and leaseback arrangement with respect to the 2016 built LR2 product tanker, STI Symphony thus eliminating all of our remaining lease financing obligations. We do not have any other debt or lease financing arrangements that are scheduled to mature or expire within twelve months from the date of this filing.
Based on internal forecasts and projections that take into account reasonably possible changes in our trading performance, we believe that we have adequate financial resources to continue in operation and meet our financial commitments (including, but not limited to, debt service and lease financing obligations) for a period of at least twelve months from the date of approval of these consolidated financial statements. Accordingly, we continue to adopt the going concern basis in preparing our financial statements.

Revenue recognition
Revenue recognition
Revenue earned by our vessels is comprised of pool revenue, time charter revenue, voyage revenue, and bareboat charter revenue.
(1)Pool revenue for each vessel is determined in accordance with the profit-sharing terms specified within each pool agreement. In particular, the pool manager aggregates the revenues and expenses of all of the pool participants and distributes the net earnings to participants based on:
•the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, fuel consumption, and construction characteristics); and
•the number of days the vessel participated in the pool in the period.
(2)Time charter agreements are when our vessels are chartered to customers for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, or current market rates.
(3)Voyage charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate.
(4)Bareboat charter agreements are charters where we provide a vessel to a customer for a predetermined period of time at a fixed rate without crew or operational support, and the customer assumes responsibility for operating the vessel.
Of these revenue streams, revenue generated in the spot market from voyage charter agreements is within the scope of IFRS 15 - Revenue from Contracts with Customers.
Revenue generated from pools, time charters, and bareboat charters is accounted for as revenue earned under operating leases and is therefore within the scope of IFRS 16 - Leases. We have determined that our existing pool, time and bareboat charter-out arrangements meet the definition of leases under IFRS 16, with the Company as lessor, on the basis that the pool or charterer manages the vessels in order to enter into transportation contracts with their customers, and thereby enjoys the economic benefits derived from such arrangements. Furthermore, the pool or charterer can direct the use of a vessel (subject to certain limitations in the pool or charter agreement) throughout the period of use.
Moreover, under IFRS 16, we are also required to identify the lease and non-lease components of revenue and account for each component in accordance with the applicable accounting standard. In time and bareboat charter-out or pool arrangements, we have determined that the lease component is the vessel and the non-lease component is the technical management services provided to operate the vessel. In a bareboat charter-out arrangement, the charterer is responsible for the technical management of the vessel, therefore the entire contract is accounted for as lease revenue. These components are accounted for as follows:
•All fixed lease revenue earned under these time or bareboat charter-out arrangements is recognized on a straight-line basis over the term of the lease.
•Lease revenue earned under our pool arrangements is recognized as it is earned, since it is 100% variable.
•The non-lease component, if applicable, is accounted for as services revenue under IFRS 15 - Revenue from Contracts with Customers. This revenue is recognized “over time” as the customer (i.e. the pool or the charterer) is simultaneously receiving and consuming the benefits of the service.
The accounting for our different revenue streams pursuant to the above accounting standards is therefore summarized as follows:
Pool revenue
We recognize pool revenue based on quarterly reports from the pools which identifies the number of days the vessel participated in the pool, the total pool points for the period, the total pool revenue for the period, and the calculated share of pool revenue for the vessel.
Spot market revenue
For vessels operating in the spot market, we recognize revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge.
Time charter revenue
Time charter revenue is recognized as services are performed based on the daily rates specified in the time charter contract.
Bareboat charter revenue
Bareboat charter revenue is recognized over time based on the daily rates specified in the bareboat charter contract.

Voyage expenses and vessel operating costs
Voyage expenses
Voyage expenses primarily include bunkers, port charges, canal tolls, cargo handling operations and brokerage commissions paid by us under voyage charters for vessels trading in the spot market, as well as costs to comply with the European Emissions Trading System ("EU ETS") and FuelEU Maritime Regulations ("FuelEU"). Under IFRS 15, voyage costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter commencing on the date that the cargo is loaded and concluding on the date of discharge. Voyage costs are only deferred if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter, and (iii) are expected to be recovered.
Vessel operating costs
Vessel operating costs, which include crewing, repairs and maintenance, insurance, stores, lubricating oil consumption, communication expenses, and technical management fees, are expensed as incurred for vessels that are owned, lease financed or bareboat chartered-in.
Earnings / (Loss) per share
Earnings / (Loss) per share
Basic earnings / (loss) per share is calculated by dividing net income / (loss) attributable to equity holders of the parent by the weighted average number of common shares outstanding. Diluted earnings / (loss) per share is calculated by adjusting the net income / (loss) attributable to equity holders of the parent and the weighted average number of common shares used for calculating basic income / (loss) per share for the effects of all potentially dilutive shares (including restricted stock awards). Such dilutive common shares are excluded when the effect would be to increase earnings per share or reduce a loss per share.
In the years ended December 31, 2025, 2024, and 2023, there were potentially dilutive items as a result of our 2013 Equity Incentive Plan (as defined in Note 16).
The impact of potentially dilutive items on the calculations of earnings / (loss) per share are set forth in Note 23
Leases
Leases
In a time or bareboat charter-in arrangement, we pay to lease a vessel for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, profit sharing or current market rates. In a time charter-in arrangement, the vessel’s owner is responsible for crewing and other vessel operating costs, whereas these costs are the responsibility of the charterer in a bareboat charter-in arrangement.
IFRS 16 - Leases amended the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet as right-of-use assets and corresponding lease liabilities, unless the term of the lease is 12 months or less. During the year ended December 31, 2023, we had bareboat chartered-in vessels which were being accounted for under IFRS 16, Leases as right of use assets and related lease liabilities. Under IFRS 16, there is no charterhire expense for these vessels as the right of use assets are depreciated on a straight-line basis (through depreciation expense) over the lease term, and the lease liability is amortized over that same period (with a portion of each payment allocated to principal and a portion allocated to interest expense).
Lease Financing
During the years ended December 31, 2025, 2024, and 2023, we were a party to sale and leaseback transactions in which certain of our vessels were sold to a third party and then leased back to us under bareboat chartered-in arrangements. In these transactions, the criteria necessary to recognize a sale of these vessels were not met under IFRS 15. Accordingly, these transactions have been accounted for as financing arrangements, with the liability under each arrangement recorded at amortized cost using the effective interest method and the corresponding vessels recorded at cost, less accumulated depreciation, on our consolidated balance sheet. All of these arrangements are further described in Note 14.
Foreign currencies
Foreign currencies
The individual financial statements of Scorpio Tankers Inc. and each of its subsidiaries are presented in the currency of the primary economic environment in which we operate (its functional currency), which in all cases is U.S. dollars. For the purpose of the consolidated financial statements, our results and financial position are also expressed in U.S. dollars.
In preparing the financial statements of Scorpio Tankers Inc. and each of its subsidiaries, transactions in currencies other than the U.S. dollar are recorded at the rate of exchange prevailing on the dates of the transactions. At the end of each reporting period, monetary assets and liabilities denominated in other currencies are translated into the functional currency at rates ruling at that date. All resultant exchange differences have been recognized in the consolidated statements of operations. The amounts charged to the consolidated statements of operations during the years ended December 31, 2025, 2024, and 2023 were not significant.

Segment reporting
Segment reporting
During the years ended December 31, 2025, 2024, and 2023, we owned, lease financed, or chartered-in vessels spanning three different vessel classes, Handymax, MR, and LR2, all of which earned revenues in the seaborne transportation of crude oil and refined petroleum products in the international shipping markets. Vessel class is the aggregate level of information reported to our chief operating decision maker.
Segment results are evaluated based on reported net income or loss from each segment. The accounting policies applied to the reportable segments are the same as those used in the preparation of our consolidated financial statements.
It is not practical to report revenue or non-current assets on a geographical basis due to the global nature of the shipping market.

Vessels and drydock
Vessels and drydock
Our fleet is measured at cost, which includes the cost of work undertaken to enhance the capabilities of the vessels, less accumulated depreciation and impairment losses, if any.
Depreciation is calculated on a straight-line basis to the estimated residual value over the anticipated useful life of the vessel from the date of delivery. We estimate the useful lives of our vessels to be 25 years. Vessels under construction are not depreciated until such time as they are ready for use. The residual value is estimated as the lightweight tonnage of each vessel multiplied by a scrap value per ton. The scrap value per ton is estimated taking into consideration the historical four-year average scrap market rates available at the balance sheet date with changes accounted for in the period of change and in future periods.
The vessels are required to undergo planned drydocks for replacement of certain components, major repairs and maintenance of other components, which cannot be carried out while the vessels are operating, approximately every 30 months or 60 months depending on the nature of work and external requirements. These drydock costs are capitalized and depreciated on a straight-line basis over the estimated period until the next drydock. In deferred drydocking, we only include direct costs that are incurred as part of the drydocking to meet regulatory requirements, or are expenditures that add economic life to the vessel, increase the vessel’s earnings capacity or improve the vessel’s efficiency. Direct costs include shipyard costs as well as the costs of placing the vessel in the shipyard. Expenditures for normal maintenance and repairs, whether incurred as part of the drydocking or not, are expensed as incurred.
For an acquired or newly built vessel, a notional drydock component is allocated from the vessel’s cost. The notional drydock cost is estimated by us, based on the expected costs related to the next drydock, which is based on experience and past history of similar vessels, and carried separately from the cost of the vessel. Subsequent drydocks are recorded at actual cost incurred. The drydock component is depreciated on a straight-line basis to the next estimated drydock. The estimated amortization period for a drydock is based on the estimated period between drydocks. When the drydock expenditure is incurred prior to the expiry of the period, the remaining balance is expensed.

Impairment of goodwill
Impairment of goodwill
Goodwill arising from historical acquisitions is not amortized and is tested annually (or more frequently, if impairment indicators arise) by comparing the aggregate carrying amount of the cash generating units within the reportable segment, plus the allocated goodwill, to their recoverable amounts.
If there are impairment triggering events, the recoverable amount of goodwill is measured by the value in use of the cash generating units within the reportable segment. In assessing value in use, the estimated future cash flows of the reportable segment are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the reportable segment for which the estimates of future cash flows have not been adjusted.
If the recoverable amount is determined to be less than the aggregate carrying amount of the assets in each respective operating segment, plus goodwill, then goodwill is reduced to the lower of the recoverable amount or zero. An impairment loss is recognized as an expense immediately.
Impairment of vessels and drydock, vessels under construction and right of use assets for vessels
Impairment of vessels and drydock, vessels under construction and right of use assets for vessels
At each balance sheet date, we review the carrying amount of our vessels and drydock, vessels under construction (if applicable), and right of use assets for vessels (if applicable) to determine whether there is any indication that those assets have suffered an impairment loss. If any such indication exists, the recoverable amount of the vessels and drydock, vessels under construction and right of use assets for vessels is estimated in order to determine the extent of the impairment loss (if any). We treat each vessel and the related drydock as a cash generating unit.
Recoverable amount is the higher of the fair value less cost to sell (determined by taking into consideration two valuations from independent ship brokers) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. Where appropriate, our value in use calculations also incorporate probability weighted assessments of different scenarios (such as potential vessel sales).
If the recoverable amount of the cash generating unit is estimated to be less than its carrying amount, the carrying amount of the cash-generating unit is reduced to its recoverable amount. An impairment loss is recognized as an expense immediately.
Where an impairment loss subsequently reverses, the carrying amount of the cash generating unit is increased to the revised estimate of its recoverable amount, but so that the increased carrying amount does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the cash generating unit in the prior years. A reversal of impairment is recognized as income immediately.

Inventories
Inventories
Inventories consist of bunkers, lubricating oils and other items including stock provisions, and are stated at the lower of cost and net realizable value. Cost is determined using the first in first out method. Stores and spares are charged to vessel operating costs when purchased. Bunker consumption is recorded to voyage expenses (except when off-hire, where it is recorded as a vessel operating cost) and lubricating oil consumption is recorded to vessel operating costs.

Interests in joint ventures
Interests in joint ventures
A joint venture is an arrangement where we have joint control and have rights to the net assets of the arrangement, rather than rights to the joint venture's assets and obligations for its liabilities. As described in Note 11, we have a minority interest in a joint venture consisting of a portfolio of methanol and product tankers. We account for our interest in this structure as a joint venture pursuant to IFRS 11 - Joint arrangements, and therefore account for our share of the net profit or loss of this arrangement using the equity method under IAS 28 - Investments in Associates and Joint Ventures. Under this guidance, the investment is initially measured at cost, and the carrying amount of the investment is adjusted in subsequent periods based on our share of profits or losses from the joint venture (adjusted for any fair value adjustments made upon initial recognition). Any distributions received from the joint venture reduce the carrying amount.

Borrowing costs
Borrowing costs
Borrowing costs directly attributable to the acquisition, construction or production of qualifying assets, which are assets that necessarily take a substantial period of time (for example, the time period necessary to construct a vessel) to get ready for their intended use or sale, are added to the cost of those assets, until such time as the assets are substantially ready for their intended use or sale.
Investment income earned on the temporary investment of specific borrowings pending their expenditure on qualifying assets is deducted from the borrowing costs eligible for capitalization.
All other borrowing costs are recognized in the consolidated statement of operations in the period in which they are incurred.

Financial instruments
Financial instruments
IFRS 9, Financial instruments, sets out requirements for recognizing and measuring financial assets, financial liabilities and some contracts to buy or sell non-financial items. Financial assets and financial liabilities are recognized in our balance sheet when we become a party to the contractual provisions of the instrument.

Financial assets
Financial assets
All financial assets are recognized and derecognized on a trade date where the purchase or sale of a financial asset is under a contract whose terms require delivery within the timeframe established by the market concerned, and are initially measured at fair value, plus transaction costs, except for those financial assets classified as at fair value through profit or loss, which are initially measured at fair value.
Financial assets are classified into the following specified categories: financial assets "at fair value through profit or loss", or FVTPL, "at fair value through other comprehensive income" or at amortized cost on the basis of the Company’s business model for managing financial assets and the contractual cash flow characteristics of the financial asset.
Income is recognized on an effective interest basis for debt instruments other than those financial assets classified as at FVTPL.
Financial assets at amortized cost
Financial assets are measured at amortized cost if both of the following conditions are met:
•the financial asset is held within a business model whose objective is to hold financial assets in order to collect contractual cash flows; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at fair value through other comprehensive income
Financial assets are measured at fair value through other comprehensive income if both of the following conditions are met:
•the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets; and
•the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.
Financial assets at FVTPL
    Financial assets are classified as at FVTPL where the financial asset is held for trading.
A financial asset is classified as held for trading if:
•it has been acquired principally for the purpose of selling in the near future; or
•it is a part of an identified portfolio of financial instruments that we manage together and has a recent actual pattern of short-term profit-taking; or
•it is a derivative that is not designated and effective as a hedging instrument.
Financial assets at FVTPL are stated at fair value, with any resultant gain or loss recognized in the statement of operations. The net gain or loss recognized in income or loss incorporates any dividend or interest earned on the financial asset. Fair value is determined in the manner described in Note 24.

Accounts receivable
Accounts receivable
Amounts due from the Scorpio Pools (defined in Note 5) and other receivables that have fixed or determinable payments and are not quoted in an active market are classified as accounts receivable. Accounts receivable without a significant financing component are initially measured at their transaction price and subsequently measured at amortized cost, less any impairment (as discussed below). Interest income is recognized by applying the effective interest rate, except for short-term receivables when the recognition of interest would be immaterial.

Impairment of financial assets
Impairment of financial assets
IFRS 9 introduced the expected credit loss ("ECL") model to determine and recognize impairments. ECLs are a probability-weighted estimate of credit losses and are measured as the present value of all cash shortfalls (i.e. the difference between cash flows due to the entity in accordance with the contract and cash flows that we expect to receive). ECLs are discounted at the effective interest rate of the financial asset.
Under the general model to ECLs under IFRS 9, loss allowances are measured in two different ways:
•12-month ECLs: 12-month ECLs are the expected credit losses that may result from default events on a financial instrument that are possible within the 12 months after the reporting date. 12-month ECLs are utilized when a financial asset has a low credit risk at the reporting date or has not had a significant increase in credit risk since initial recognition.
•Lifetime ECLs: these are ECLs that result from all possible default events over the expected life of a financial instrument. Lifetime ECLs are determined when an impaired financial asset has been purchased or originated or when there has been a significant increase in credit risk since initial recognition.
IFRS 9 also permits operational simplifications for trade receivables, contract assets and lease receivables because they are often held by entities that do not have sophisticated credit risk management systems (i.e. the ‘simplified model’). These simplifications eliminate the need to calculate 12-month ECLs and to assess when a significant increase in credit risk has occurred. Under the simplified approach:
•For trade receivables or contract assets that do not contain a significant financing component, the loss allowance is required to be measured at initial recognition and throughout the life of the receivable at an amount equal to lifetime ECL.
•For finance lease receivables, operating lease receivables, or trade receivables or contract assets that do contain a significant financing component, IFRS 9 permits an entity to choose as its accounting policy to measure the loss allowance using the general model or the simplified model (i.e. at an amount equal to lifetime expected credit losses).
We measure loss allowances for all trade and lease receivables under the simplified model using the lifetime ECL approach. When estimating ECLs, we consider reasonable and supportable information that is available without undue cost or effort at the reporting date about past events, current conditions and forecasts of future economic conditions.
The application of the ECL requirements under IFRS 9 have not resulted in the recognition of an impairment charge under this impairment model. This determination was made on the basis that we have never experienced a material historical credit loss of amounts due to our vessels operating in the Scorpio Pools, on time charter or in the spot market. This determination also considers reasonable and supportable information about current conditions and forecast future economic conditions.
Cash and cash equivalents
Cash and cash equivalents
Cash and cash equivalents comprise cash on hand and demand deposits, and other short-term highly-liquid investments with original maturities of three months or less, that are readily convertible to a known amount of cash and are subject to an insignificant risk of changes in value. The carrying value of cash and cash equivalents approximates fair value due to the short-term nature of these instruments.

Financial liabilities
Financial liabilities
Financial liabilities are classified as either financial liabilities at amortized cost or financial liabilities at FVTPL. There were no financial liabilities recorded at FVTPL during the years ended December 31, 2025 or December 31, 2024.
Financial liabilities at amortized cost
Financial liabilities, including borrowings, are initially measured at fair value, net of transaction costs. Financial liabilities are subsequently measured at amortized cost using the effective interest method.
Financial liabilities at FVTPL
Financial liabilities not classified at amortized cost are classified as FVTPL.
Financial liabilities at FVTPL are stated at fair value, with any resultant gain or loss recognized in the statement of operations. The net gain or loss recognized in the statement of operations incorporates any interest paid on the financial liability. Fair value is determined in the manner described in Note 24.

Effective interest method
Effective interest method
The effective interest method is a method of calculating the amortized cost of a financial asset and a financial liability. It allocates interest income and interest expense over the relevant period. The effective interest rate is the rate that discounts estimated future cash flows (including all fees or points paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the expected life of the financial asset and financial liability, or, where appropriate, a shorter period.

Lease financing
Leases
In a time or bareboat charter-in arrangement, we pay to lease a vessel for a fixed period of time at rates that are generally fixed, but may contain a variable component based on inflation, interest rates, profit sharing or current market rates. In a time charter-in arrangement, the vessel’s owner is responsible for crewing and other vessel operating costs, whereas these costs are the responsibility of the charterer in a bareboat charter-in arrangement.
IFRS 16 - Leases amended the existing accounting standards to require lessees to recognize, on a discounted basis, the rights and obligations created by the commitment to lease assets on the balance sheet as right-of-use assets and corresponding lease liabilities, unless the term of the lease is 12 months or less. During the year ended December 31, 2023, we had bareboat chartered-in vessels which were being accounted for under IFRS 16, Leases as right of use assets and related lease liabilities. Under IFRS 16, there is no charterhire expense for these vessels as the right of use assets are depreciated on a straight-line basis (through depreciation expense) over the lease term, and the lease liability is amortized over that same period (with a portion of each payment allocated to principal and a portion allocated to interest expense).
Lease Financing
During the years ended December 31, 2025, 2024, and 2023, we were a party to sale and leaseback transactions in which certain of our vessels were sold to a third party and then leased back to us under bareboat chartered-in arrangements. In these transactions, the criteria necessary to recognize a sale of these vessels were not met under IFRS 15. Accordingly, these transactions have been accounted for as financing arrangements, with the liability under each arrangement recorded at amortized cost using the effective interest method and the corresponding vessels recorded at cost, less accumulated depreciation, on our consolidated balance sheet. All of these arrangements are further described in Note 14.
Equity instruments
Equity instruments
An equity instrument is any contract that evidences a residual interest in our assets after deducting all of its liabilities. Equity instruments issued by us are recorded at the proceeds received, net of direct issue costs.
We had 51,762,790 and 49,923,042 registered shares authorized, issued and outstanding with a par value of $0.01 per share at December 31, 2025 and December 31, 2024, respectively. These shares provide the holders with the same rights to dividends and voting rights.

Provisions
Provisions
Provisions are recognized when we have a present obligation as a result of a past event, and it is probable that we will be required to settle that obligation. Provisions are measured at our best estimate of the expenditure required to settle the obligation at the balance sheet date and are discounted to present value where the effect is material.

Dividends	Dividends A provision for dividends payable is recognized when the dividend has been declared in accordance with the terms of the shareholder agreement.
Share based payments
Share based payments
The restricted stock awards granted under our 2013 Equity Incentive Plan as described in Note 16 contain only service conditions and are classified as equity settled. Accordingly, the fair value of our restricted stock awards was calculated by multiplying the average of the high and low share price on the grant date and the number of restricted stock shares granted that are expected to vest. In accordance with IFRS 2 - Share based payment, the share price at the grant date serves as a proxy for the fair value of services to be provided by the individual under the plan.
Compensation expense related to the awards is recognized ratably over the vesting period, based on our estimate of the number of awards that will eventually vest. The vesting period is the period during which an individual is required to provide service in exchange for an award and is updated at each balance sheet date to reflect any revisions in estimates of the number of awards expected to vest as a result of the effect of service vesting conditions. The impact of the revision of the original estimate, if any, is recognized in the consolidated statements of operations such that the cumulative expense reflects the revised estimate, with a corresponding adjustment to equity reserves.

Critical accounting judgments and key sources of estimation uncertainty
Critical accounting judgments and key sources of estimation uncertainty
In the application of the accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.
The estimates and underlying assumptions are reviewed on an on-going basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.
The significant judgments and estimates are as follows:
Revenue recognition
Our revenue is primarily generated from time charters, bareboat charters, spot voyages, or pools (see Note 18 for the components of our revenue generated during the years ended December 31, 2025, 2024, and 2023). Revenue recognition for time charters, bareboat charters and pools is generally not as complex or as subjective as voyage charters (spot voyages). Time charters and bareboat charters are for a specific period of time at a specific rate per day. For long-term time charters and bareboat charters, revenue is recognized on a straight-line basis over the term of the charter. Pool revenues are determined by the pool managers from the total revenues and expenses of the pool and allocated to pool participants using a mechanism set out in the time charter agreement between the vessel owner and the pool.
We generated revenue from spot voyages during the years ended December 31, 2025, 2024, and 2023. We recognize spot market revenue ‘over time’ as the customer (i.e. the charterer) is simultaneously receiving and consuming the benefits of the vessel. Under IFRS 15, the performance obligation has been identified as the transportation of cargo from one point to another. Therefore, in a spot market voyage under IFRS 15, revenue is recognized on a pro-rata basis commencing on the date that the cargo is loaded and concluding on the date of discharge. Under IFRS 15, voyage costs incurred in the fulfillment of a voyage charter are deferred and amortized over the course of the charter commencing on the date that the cargo is loaded and concluding on the date of discharge. Voyage costs are only deferred if they (i) relate directly to such charter, (ii) generate or enhance resources to be used in meeting obligations under the charter, and (iii) are expected to be recovered.
Vessel impairment
We evaluate the carrying amounts of our vessels, vessels under construction (if applicable), and right of use assets for vessels (if applicable) to determine whether there is any indication that those vessels have suffered an impairment loss. If any such indication exists, the recoverable amount of vessels is estimated in order to determine the extent of the impairment loss (if any).
Recoverable amount is the higher of fair value less costs to sell (determined by taking into consideration vessel valuations from independent ship brokers for each vessel) and value in use. In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which the estimates of future cash flows have not been adjusted. The projection of cash flows related to vessels is complex and requires us to make various estimates including future freight rates, earnings from the vessels, and discount rates. All of these items have been historically volatile. As part of our process of assessing fair value less selling costs of the vessel, we obtain vessel valuations for our operating vessels from independent ship brokers on an annual basis or when there is an indication that an asset or assets may be impaired. We generally do not obtain vessel valuations for vessels under construction. If an indication of impairment is identified, the need for recognizing an impairment loss is assessed by comparing the carrying amount of the vessels to the higher of the fair value less selling costs and the value in use. Likewise, if there is an indication that an impairment loss recognized in prior periods no longer exists or may have decreased, the need for recognizing an impairment reversal is assessed by comparing the carrying amount of the vessels to the latest estimate of recoverable amount.
The results of our impairment testing for the years ended December 31, 2025 and 2024 are described in Note 10.
Vessel lives and residual value
The carrying value of each of our vessels represents its original cost at the time it was delivered or purchased less depreciation and impairment. We depreciate our vessels to their residual value on a straight-line basis over their estimated useful lives of 25 years. The estimated useful life of 25 years is management’s best estimate and is also consistent with industry practice for similar vessels. The residual value is estimated as the lightweight tonnage of each vessel multiplied by a forecast scrap value per ton. The scrap value per ton is estimated by taking into consideration the historical four-year scrap market rate average at the balance sheet date, which we update annually.
An increase in the estimated useful life of a vessel or in its scrap value would have the effect of decreasing the annual depreciation charge and extending it into later periods. A decrease in the useful life of a vessel or scrap value would have the effect of increasing the annual depreciation charge.
When regulations place significant limitations over the ability of a vessel to trade on a worldwide basis, the vessel’s useful life is adjusted to end at the date such regulations become effective. No such regulations have been identified that would have impacted the estimated useful life of our vessels. The estimated salvage value of the vessels may not represent the fair value at any one time since market prices of scrap values tend to fluctuate.
Deferred drydock cost
We recognize drydock costs as a separate component of each vessel’s carrying amount and amortize the drydock cost on a straight-line basis over the estimated period until the next drydock. We use judgment when estimating the period between when drydocks are performed, which can result in adjustments to the estimated amortization of the drydock expense. If the vessel is disposed of before the next drydock, the remaining balance of the deferred drydock is written-off and forms part of the gain or loss recognized upon disposal of vessels in the period when contracted. We expect that our vessels will be required to be drydocked approximately every 30 to 60 months for major repairs and maintenance that cannot be performed while the vessels are operating. Costs capitalized as part of the drydock include actual costs incurred at the drydock yard and parts and supplies used in making such repairs.
Impact of climate change
We consider the impact of climate change on significant estimates and assumptions made, where appropriate. This assessment includes possible impacts due to both physical and transition risks. Even though climate-related risks might not currently have a significant impact on accounting measurements, we are closely monitoring relevant changes and developments, such as new climate-related legislation. The items and considerations that could be most directly impacted by climate-related matters include the impairment of and the determination of useful life for our vessels. As of December 31, 2025, we have concluded that climate change had no significant impact on the carrying values or remaining useful lives of our vessels.

Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2025
Adoption of new and amended IFRS and IFRIC interpretations from January 1, 2025
Standards and Interpretations adopted during the year ended December 31, 2025.
•Amendments to IAS 21 – Lack of Exchangeability
Standards and Interpretations adopted during the year ended December 31, 2024.
•Amendment to IAS 1 - Classification of Liabilities as Current or Non-current
•Amendment to IAS 1 - Non-current Liabilities with Covenants
•Amendments to IAS 7 and IFRS 7 - Supplier Finance Arrangements
•Amendments to IFRS 16 - Lease Liability in a Sale and Leaseback
The adoption of these standards did not have a significant impact on these consolidated financial statements.
Standards and Interpretations not yet adopted
Additionally, at the date of authorization of these consolidated financial statements, the following Standards, which have not been applied in these consolidated financial statements, were issued but not yet effective. Analyses are underway to estimate the impacts related to the future application of IFRS 18. We do not expect that the adoption of these standards in future periods will have a significant impact on our financial statements.
•Amendments to IFRS 9 and IFRS 7
◦Classification and Measurement of Financial Instruments - These amendments (a) clarify the date of recognition and recognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system, (b) add new disclosures for certain instruments with contractual terms that can change cash flows (such as some instruments with features linked to the achievement of environment, social and governance (ESG) targets), and (c) update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
◦Contracts Referencing Nature-dependent Electricity - These amendments (a) clarify the application of the ‘own-use’ requirements, (b) permit hedge accounting if these contracts are used as hedging instruments, and (c) add new disclosure requirements to enable investors to understand the effect of these contracts on a company’s financial performance and cash flows.
These amendments are effective for annual periods beginning on or after January 1, 2026, with earlier application permitted.
•IFRS 18 – Presentation and Disclosure in Financial Statements - IFRS 18 replaces IAS 1 and introduces new categories and subtotals in the statement of profit or loss. It also requires disclosure of management-defined performance measures and includes new requirements for the presentation and aggregation of financial information. IFRS 18 is effective for annual periods beginning on or after January 1, 2027, with earlier application permitted.
•IFRS 19 – Subsidiaries without Public Accountability - IFRS 19 permits eligible entities to apply reduced disclosure requirements in their financial statements, aiming to ease the reporting burden for subsidiaries without public accountability. IFRS 19 is effective for annual periods beginning on or after January 1, 2027, with earlier application permitted. IFRS 19 is not applicable to us.
•Amendments to IAS 21 - Translation to a Hyperinflationary Presentation Currency - The amendments clarify the accounting when an entity translates financial statements from a functional currency that is not the currency of a hyperinflationary economy into a presentation currency that is the currency of a hyperinflationary economy. Under the amendments, entities translate assets, liabilities, equity, income and expenses, including comparative amounts, using the closing exchange rate at the date of the most recent statement of financial position. In addition, comparative information of foreign operations whose functional currency is not hyperinflationary may be restated using a general price index in accordance with IAS 29 Financial Reporting in Hyperinflationary Economies before translation. The amendments are intended to reduce diversity in practice and improve the usefulness and comparability of financial information presented in hyperinflationary currencies. The amendments are effective for annual reporting periods beginning on or after January 1, 2027, with earlier application permitted. These amendments are not applicable to us.